Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	2014	2013	2012
United States	$49,692	$40,374	$40,019
Foreign countries	4,042	3,903	2,428
Total	$53,734	$44,277	$42,447

	2014	2013	2012
Current Expense:
Federal	$16,638	$12,159	$11,542
Foreign	946	792	(324)
State and local	1,376	981	1,021
	18,960	13,932	12,239
Deferred (benefit) expense:
Federal	(1,181)	108	2,109
Foreign	(114)	(38)	(189)
State and local	(72)	171	85
	(1,367)	241	2,005
Income tax expense	$17,593	$14,173	$14,244

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	2014	2013	2012
Income taxes at statutory rate	$18,807	$15,497	$14,856
State and local income taxes, net of federal tax benefit	674	587	719
Research and development tax credits	(371)	(740)	-
Domestic production activities deduction	(1,324)	(952)	(980)
Lower foreign taxes differential	(583)	(612)	(528)
Uncertain tax positions	53	94	(236)
Valuation allowance	174	162	-
Other	163	137	413
Income tax expense	$17,593	$14,173	$14,244

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2014	2013
Deferred tax assets:
Inventories	$1,030	$1,688
Accrued liabilities	2,538	2,341
Postretirement health benefits obligation	7,602	6,545
Pension	1,649	—
Deferred revenue	1,267	—
Other	550	101
Total deferred tax assets	14,636	10,675
Valuation allowance	(336)	(162)
Net deferred tax assets	14,300	10,513
Deferred tax liabilities
Depreciation and amortization	(17,711)	(16,858)
Pension	—	(1,634)
Total deferred tax liabilities	(17,711)	(18,492)
Net deferred tax liabilities	$(3,411)	$(7,979)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

	2014	2013	2012
Balance at beginning of year	$516	$421	$1,423
Additions based on tax positions related to the current year	158	189	68
Reduction for tax positions of prior years	—	—	(1)
Reductions due to lapse of applicable statute of limitations	(98)	(46)	(131)
Settlements	—	(48)	(938)
Balance at end of year	$576	$516	$421